Investment Risks	12 Months Ended
Aug. 31, 2024
Blue Chip Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Blue Chip Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Blue Chip Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Blue Chip Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Blue Chip Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Blue Chip Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Blue Chip Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bond Market Index Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Bond Market Index Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Bond Market Index Fund | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.

Bond Market Index Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Bond Market Index Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Bond Market Index Fund | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Bond Market Index Fund | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Bond Market Index Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Bond Market Index Fund | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Bond Market Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Bond Market Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Capital Securities Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Capital Securities Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Capital Securities Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Capital Securities Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Capital Securities Fund | Capital Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.

Capital Securities Fund | Contingent Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off, or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off, or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Capital Securities Fund | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Capital Securities Fund | Industry Concentration Risk Member, Financial Services Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Capital Securities Fund | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Capital Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Capital Securities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Diversified Real Asset Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Diversified Real Asset Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Diversified Real Asset Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Diversified Real Asset Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Diversified Real Asset Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Diversified Real Asset Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Diversified Real Asset Fund | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.

Diversified Real Asset Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Diversified Real Asset Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Diversified Real Asset Fund | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Diversified Real Asset Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Diversified Real Asset Fund | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Diversified Real Asset Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Diversified Real Asset Fund | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.

Diversified Real Asset Fund | Cayman Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cayman Subsidiary Risk. The Fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely commodity-related investments risk, counterparty risk, and derivatives risk. The Cayman Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all the investor protections of the Investment Company Act of 1940. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the Fund and/or the Cayman Subsidiary to operate as described in this Prospectus.

Diversified Real Asset Fund | Commodity-Related Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Diversified Real Asset Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Diversified Real Asset Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.

Diversified Real Asset Fund | Derivatives Risk Member, Forward Contracts, Futures, and Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Diversified Real Asset Fund | Derivatives Risk Member, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Diversified Real Asset Fund | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization and tax incentives, world events, and general economic conditions. In addition, renewable energy companies may be more volatile than companies operating in more established industries. Seasonal weather conditions, extreme weather, or other natural disasters could have a disproportionate effect on renewable energy companies versus other types of energy companies. These factors could impact the ability of renewable energy companies to pay dividends comparable to those paid by other types of energy companies.

Diversified Real Asset Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Diversified Real Asset Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Diversified Real Asset Fund | Industry Concentration Risk Member, Energy/Natural Resources Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy/Natural Resources. A fund concentrating in energy/natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, the success of exploration projects, commodity prices, energy conservation and environmental concerns, rapid product development and/or product obsolescence due to technological advancements and changing consumer demand and societal trends, taxes, and other government regulations. In addition, interest rates and general economic conditions may affect the demand for energy/natural resources. For example, events occurring in nature (such as earthquakes or fires in prime energy/natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect overall supply of energy/natural resources and the value of companies involved in energy/natural resources.
Diversified Real Asset Fund | Industry Concentration Risk Member, Infrastructure Risk Member
Prospectus [Line Items]
Risk [Text Block]	Infrastructure. A fund concentrating in infrastructure-related assets is subject to numerous related risks, including the following: supply and demand for services from and access to infrastructure; operational and technical risks; government and political involvement, including changes in laws and regulations; environmental claims; changes in energy prices; natural disasters, terrorist events, and under-insured or uninsurable losses; and complex legal agreements and claims. Moreover, it may be difficult for the Fund to dispose of an infrastructure investment at an attractive price or at the appropriate time or in response to changing market conditions, or the Fund may otherwise be unable to complete a favorable exit strategy.
Diversified Real Asset Fund | Industry Concentration Risk Member, Real Estate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Diversified Real Asset Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.

Diversified Real Asset Fund | Real Estate Investment Trusts ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Diversified Real Asset Fund | Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Utilities Sector Risk. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments.

Diversified Real Asset Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Diversified Real Asset Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Edge MidCap Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Edge MidCap Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Edge MidCap Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Edge MidCap Fund | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Edge MidCap Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Edge MidCap Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Edge MidCap Fund | Real Estate Investment Trusts ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Edge MidCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Edge MidCap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Multi-Strategy Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Global Multi-Strategy Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Global Multi-Strategy Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Global Multi-Strategy Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Global Multi-Strategy Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Global Multi-Strategy Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Global Multi-Strategy Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Global Multi-Strategy Fund | Securitized Products Risk Member
Prospectus [Line Items]
Risk [Text Block]
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.

Global Multi-Strategy Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Global Multi-Strategy Fund | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Global Multi-Strategy Fund | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Global Multi-Strategy Fund | Asset Allocation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Global Multi-Strategy Fund | Bank Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.

Global Multi-Strategy Fund | Cayman Subsidiary Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cayman Subsidiary Risk. The Fund is subject to the particular risks associated with the investments of the Fund’s wholly-owned Cayman Subsidiary, namely commodity-related investments risk, counterparty risk, and derivatives risk. The Cayman Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all the investor protections of the Investment Company Act of 1940. The laws of the Cayman Islands and/or the United States (including the IRS position on income earned from wholly-owned subsidiaries described in past IRS private letter rulings) may change, resulting in the inability of the Fund and/or the Cayman Subsidiary to operate as described in this Prospectus.

Global Multi-Strategy Fund | Commodity-Related Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodity-Related Investments Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and economic health, political, international, regulatory, and other developments. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.

Global Multi-Strategy Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Global Multi-Strategy Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Global Multi-Strategy Fund | Derivatives Risk Member, Forward Contracts, Futures, and Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]	Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Global Multi-Strategy Fund | Derivatives Risk Member, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Global Multi-Strategy Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Global Multi-Strategy Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Global Multi-Strategy Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.

Global Multi-Strategy Fund | Arbitrage Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
Arbitrage Trading Risk. The underlying relationships between securities in which the Fund takes arbitrage investment positions may change in an adverse manner, in which case the Fund may realize losses.

Global Multi-Strategy Fund | Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.

Global Multi-Strategy Fund | Derivatives Risk Member, Credit Default Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.

Global Multi-Strategy Fund | Derivatives Risk Member, Currency Contracts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Global Multi-Strategy Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Global Multi-Strategy Fund | Event-Driven Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Event-Driven Trading Risk. Event-driven trading involves the risk that the special situation may not occur as anticipated, if at all, and that the market price of a stock declines.
Global Multi-Strategy Fund | Hedging Risk Member
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the Fund.

Global Multi-Strategy Fund | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Global Multi-Strategy Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.

Global Multi-Strategy Fund | Short Sales Risk Member
Prospectus [Line Items]
Risk [Text Block]
Global Multi-Strategy Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Global Multi-Strategy Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Sustainable Listed Infrastructure Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Global Sustainable Listed Infrastructure Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Global Sustainable Listed Infrastructure Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Global Sustainable Listed Infrastructure Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Global Sustainable Listed Infrastructure Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Global Sustainable Listed Infrastructure Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Global Sustainable Listed Infrastructure Fund | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Global Sustainable Listed Infrastructure Fund | Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations, and energy conservation efforts. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization and tax incentives, world events, and general economic conditions. In addition, renewable energy companies may be more volatile than companies operating in more established industries. Seasonal weather conditions, extreme weather, or other natural disasters could have a disproportionate effect on renewable energy companies versus other types of energy companies. These factors could impact the ability of renewable energy companies to pay dividends comparable to those paid by other types of energy companies.

Global Sustainable Listed Infrastructure Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Global Sustainable Listed Infrastructure Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Global Sustainable Listed Infrastructure Fund | Real Estate Investment Trusts ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Global Sustainable Listed Infrastructure Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Global Sustainable Listed Infrastructure Fund | Emerging Markets Risk Member, China Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Global Sustainable Listed Infrastructure Fund | ESG Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
ESG Investing Risk. The Fund incorporates ESG investment insights into its investment strategy and will forego certain investment opportunities because of this ESG investment strategy. The Fund’s incorporation of ESG investment insights will affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or apply an ESG investment strategy, or that use different ESG criteria or a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of a particular investor. In addition, the Fund may not be successful in its objectives related to ESG. There is no guarantee that these objectives will be achieved, and ESG-related assessments are at the sub-advisor’s discretion. The sub-advisor is dependent upon certain information and data from issuers and from third-party providers of ESG research, which may be incomplete, inaccurate, or unavailable. As a result, there is a risk that the sub-advisor may incorrectly assess a security or issuer. There is also a risk that the sub-advisor may not apply the relevant ESG criteria correctly or that the Fund could have indirect exposure to issuers that do not meet the relevant ESG criteria used by the Fund. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. The advisor and/or sub-advisor’s evaluation of ESG criteria is subjective and may change over time.

Global Sustainable Listed Infrastructure Fund | Industry Concentration Risk Member, Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Utilities Sector Risk. Companies in the utilities sector are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost and delay of technological developments.
Global Sustainable Listed Infrastructure Fund | Telecommunication Services Risk Member
Prospectus [Line Items]
Risk [Text Block]
Telecommunication Services Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

Global Sustainable Listed Infrastructure Fund | Transportation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Transportation Risk. Companies in the transportation industry may be adversely affected by economic changes, increases in fuel and operating costs, labor relations, and insurance costs. Transportation companies may also be subject to significant government regulation and oversight, which may adversely affect their businesses.
Global Sustainable Listed Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Global Sustainable Listed Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Global Sustainable Listed Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

International Equity Index Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

International Equity Index Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
International Equity Index Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

International Equity Index Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

International Equity Index Fund | Index Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.

International Equity Index Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
International Equity Index Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.

International Equity Index Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.

International Equity Index Fund | Derivatives Risk Member, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
International Equity Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
International Equity Index Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
International Small Company Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

International Small Company Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
International Small Company Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
International Small Company Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

International Small Company Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

International Small Company Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
International Small Company Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
International Small Company Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
International Small Company Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Opportunistic Municipal Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Opportunistic Municipal Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Opportunistic Municipal Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Opportunistic Municipal Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

Opportunistic Municipal Fund | U.S. Government-Sponsored Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Opportunistic Municipal Fund | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Opportunistic Municipal Fund | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Opportunistic Municipal Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.

Opportunistic Municipal Fund | Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the Fund’s net asset value, or diminish the Fund’s performance.

Opportunistic Municipal Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.

Opportunistic Municipal Fund | Derivatives Risk Member, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Opportunistic Municipal Fund | Industrial Revenue Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industrial Revenue Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Opportunistic Municipal Fund | Inverse Floating Rate Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and, in some cases, their market value may be extremely volatile.
Opportunistic Municipal Fund | Municipal Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected, and payment obligations may not be made or made on time.

Opportunistic Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Opportunistic Municipal Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Small-MidCap Dividend Income Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

Small-MidCap Dividend Income Fund | Equity Securities Risk Member, Growth Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Small-MidCap Dividend Income Fund | Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Small-MidCap Dividend Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Small-MidCap Dividend Income Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Small-MidCap Dividend Income Fund | Real Estate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Small-MidCap Dividend Income Fund | Equity Securities Risk Member, Smaller Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Small-MidCap Dividend Income Fund | Equity Securities Risk Member, Value Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Small-MidCap Dividend Income Fund | Real Estate Investment Trusts ("REITs") Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Small-MidCap Dividend Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Small-MidCap Dividend Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Spectrum Preferred and Capital Securities Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Spectrum Preferred and Capital Securities Income Fund | Redemption And Large Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Spectrum Preferred and Capital Securities Income Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Spectrum Preferred and Capital Securities Income Fund | Industry Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Spectrum Preferred and Capital Securities Income Fund | Portfolio Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Spectrum Preferred and Capital Securities Income Fund | Capital Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.

Spectrum Preferred and Capital Securities Income Fund | Contingent Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off, or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off, or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Spectrum Preferred and Capital Securities Income Fund | High Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Spectrum Preferred and Capital Securities Income Fund | Industry Concentration Risk Member, Financial Services Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Spectrum Preferred and Capital Securities Income Fund | Preferred Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.

Spectrum Preferred and Capital Securities Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.

Spectrum Preferred and Capital Securities Income Fund | Derivatives Risk Member, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Spectrum Preferred and Capital Securities Income Fund | Derivatives Risk Member, Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Spectrum Preferred and Capital Securities Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Many factors affect that value, and it is possible to lose money by investing in the Fund.
Spectrum Preferred and Capital Securities Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.